Intangible assets Segments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 5,465	$ 5,431
Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,661	1,661
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	59	63
Reynolds Consumer Products [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,913	1,913
Reynolds Consumer Products [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	850	850
Reynolds Consumer Products [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Pactiv Foodservice [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,697	1,689
Pactiv Foodservice [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	526	526
Pactiv Foodservice [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	59	63
Graham Packaging [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,412	1,410
Graham Packaging [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	251	251
Graham Packaging [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Evergreen [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	67	67
Evergreen [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	34	34
Evergreen [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Closures [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	376	352
Closures [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Closures [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 0	$ 0